Changes in Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Summary of Changes in Accumulated Other Comprehensive Income [Table Text Block]
Following is a summary of changes in “Accumulated other comprehensive income” for the year ended December 31, 2015, the successor period from October 25, 2014 through December 31, 2014 and the predecessor period from January 1, 2014 through October 24, 2014 :

	Defined Benefit Pension and Postretirement Plans	Foreign Currency Translation Adjustments	Total
Predecessor

Balance at December 31, 2013	$(37)	$239	$202
Other comprehensive (loss) income before reclassifications, net of tax	(72)	31	(41)
Amounts reclassified from Accumulated other comprehensive income, net of tax (1)	1	—	1
Net other comprehensive (loss) income	(71)	31	(40)
Elimination of Predecessor Company accumulated other comprehensive income	108	(270)	(162)
Balance at October 24, 2014	$—	$—	$—
Successor

Balance at October 25, 2014	$—	$—	$—
Other comprehensive income (loss) before reclassifications, net of tax	1	(29)	(28)
Amounts reclassified from Accumulated other comprehensive income, net of tax (1)	—	—	—
Net other comprehensive income (loss)	1	(29)	(28)
Balance at December 31, 2014	$1	$(29)	$(28)
Other comprehensive (loss) income before reclassifications, net of tax	(1)	(63)	(64)
Amounts reclassified from Accumulated other comprehensive income, net of tax (1)	—	—	—
Net other comprehensive loss	(1)	(63)	(64)
Balance at December 31, 2015	$—	$(92)	$(92)

	Amount Reclassified From Accumulated Other Comprehensive Income
		Successor	Predecessor
Amortization of defined benefit pension and other postretirement benefit items:	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013	Location of Reclassified Amount in Income

Prior service costs	$—	$—	$1	$3	(1)
Actuarial losses	—	—	—	2	(1)
Total before income tax	—	—	1	5
Income tax benefit	—	—	—	—	Income tax expense
Total	$—	$—	$1	$5

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The following amounts were recognized in “Other comprehensive loss” during the successor period from October 25, 2014 through December 31, 2014:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Prior service benefit from plan amendments	$—	$(1)	$—	$—	$—	$(1)
Gain recognized in other comprehensive loss	—	(1)	—	—	—	(1)
Deferred income taxes	—	—	—	—	—	—
Gain recognized in other comprehensive loss, net of tax	$—	$(1)	$—	$—	$—	$(1)

	Amount Reclassified From Accumulated Other Comprehensive Income
		Successor	Predecessor
Amortization of defined benefit pension and other postretirement benefit items:	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013	Location of Reclassified Amount in Income

Prior service costs	$—	$—	$1	$3	(1)
Actuarial losses	—	—	—	2	(1)
Total before income tax	—	—	1	5
Income tax benefit	—	—	—	—	Income tax expense
Total	$—	$—	$1	$5